CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Total
BALANCE at Dec. 31, 2022	$ 406	$ 135,674	$ (73,879)	$ 3	$ 62,204
BALANCE (in shares) at Dec. 31, 2022	101,597,998
Equity component of the 2018 Notes		94			94
Net loss			(1,719)		(1,719)
BALANCE at Dec. 31, 2023	$ 406	135,768	(75,598)	3	60,579
BALANCE (in shares) at Dec. 31, 2023	101,597,998
Shares issued on conversion of convertible note	$ 44	21,047			21,091
Shares issued on conversion of convertible note (in shares)	10,912,168
Net loss			(13,413)		(13,413)
Foreign currency translation adjustment				(8)	(8)
BALANCE at Dec. 31, 2024	$ 450	156,815	(89,011)	(5)	68,249
BALANCE (in shares) at Dec. 31, 2024	112,510,166
Shares issued on financing	$ 56	12,589			12,645
Shares issued on financing (in shares)	14,050,000
Repurchase of shares	$ (18)	(3,942)			(3,960)
Repurchase of shares (in shares)	(4,400,000)
Net loss			(27,905)		(27,905)
Foreign currency translation adjustment				(5)	(5)
BALANCE at Dec. 31, 2025	$ 488	$ 165,462	$ (116,916)	$ (10)	$ 49,024
BALANCE (in shares) at Dec. 31, 2025	122,160,166